Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	TSM
Entity Registrant Name	TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
Entity Central Index Key	0001046179
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	25,930,380,458
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address, Country	TW
Entity Incorporation, State or Country Code	F5
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true